Related Party Transactions (Details)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2021 USD ($)	Jun. 30, 2021	Feb. 28, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Jul. 18, 2023 USD ($)	Jan. 18, 2023 USD ($)	Oct. 19, 2021 $ / shares	Jan. 25, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Common stock shares outstanding (in Shares) | shares				2,500,000		2,500,000		2,500,000	2,500,000
Share price (in Dollars per share) | $ / shares				$ 10.73		$ 10.73		$ 10.22	$ 9.87
Working capital loans				$ 215,000		$ 215,000		$ 0	$ 0
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock split		1.3333
Restriction On Transfer Of Founder Shares Event One [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days determining share price						20 days		20 days
Number of consecutive trading days determining share price						30 days		30 days
Restriction On Transfer Of Founder Shares Event One [Member] | Common Stock [Member] | Share Price Exceeds Twelve Point Fifty USD [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share) | $ / shares				$ 12.5		$ 12.5		$ 12.5
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Share (in Shares) | shares				375,000		375,000		375,000
IPO [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Per share (in Dollars per share) | $ / shares													$ 10
VASO CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares outstanding (in Shares) | shares				175,319,296		175,319,296		175,127,878	175,127,878
Interest charge aggregating amount								$ 0	$ 131,000,000
Purchase amount										$ 4,800,000
Fees amount	$ 190,000							95,000
MedTech Note [Member]
Related Party Transactions (Details) [Line Items]
Net Receivable From Related Party				$ 814,000		$ 814,000
MedTech Note [Member] | VASO CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Loss Included In Other (expense) Income				$ 24,000	$ (40,000)	$ 101,000	$ 95,000
Net Receivable From Related Party								403,000
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument, Face amount											$ 1,500,000	$ 1,500,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans								$ 1,500,000
Debt instrument, convertible, conversion price (in Dollars per share) | $ / shares				$ 0.75		$ 0.75		$ 0.75
Fair value portion of debt instrument				$ 0		$ 0		$ 0
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid			$ 25,000
Per share (in Dollars per share) | $ / shares			$ 0.009
Consideration of share (in Shares) | shares			2,156,250
Common stock shares outstanding (in Shares) | shares				2,875,000		2,875,000		2,875,000
Sponsor [Member] | Restriction On Transfer Of Founder Shares Event One [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Percentage of shares subject to Lock up						50.00%		50.00%
Lock up period						6 months
Sponsor [Member] | Restriction On Transfer Of Founder Shares Event Two [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Percentage of shares subject to Lock up						50.00%		50.00%
Sponsor [Member] | Note Payable Related Party [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument, Face amount				$ 152,000		$ 152,000		$ 0
Sponsor [Member] | Not Purchased Any Public Shares [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Equity method investment, ownership percentage													20.00%
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument, Face amount														$ 300,000
Sponsor [Member] | Administrative And Shared Personnel Services [Member]
Related Party Transactions (Details) [Line Items]
Administrative and shared personnel support								$ 41,625
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument, Face amount														$ 300,000
Debt instrument, Payment terms						payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering.
MedTech [Member] | VASO CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Purchase amount										$ 2,300,000